Major Commitments and Contingencies (Guarantees and Indemnifications) (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Guarantee Obligations [Member]
Guarantees and indemnifications
Liability current carrying value	$ 0
Indemnification Agreement [Member]
Guarantees and indemnifications
Liability current carrying value	0
Performance Guarantee [Member] | Committed Bilateral Letter of Credit Facilites [Member]
Guarantees and indemnifications
Outstanding letters of credit	329,000,000	$ 337,000,000
Maximum potential liability under guarantees	616,000,000	646,000,000
Performance Guarantee [Member] | Uncommitted Bilateral Letter of Credit Facilities [Member]
Guarantees and indemnifications
Outstanding letters of credit	142,000,000	152,000,000
Performance Guarantee [Member] | Surety and Other Bond [Member]
Guarantees and indemnifications
Liability current carrying value	145,000,000	157,000,000
Other Employee Benefit Liabilities and Workers' Compensation [Member]
Guarantees and indemnifications
Maximum potential liability under guarantees	571,000,000	603,000,000
Other Liabilities [Member]
Guarantees and indemnifications
Maximum potential liability under guarantees	$ 45,000,000	$ 43,000,000